Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

	As of December, 31
	2013	2012
	A$	A$
Plant and equipment	19,516,798	19,369,533
Leasehold improvements	8,790,395	8,789,005
Capital work in process	5,509,498	5,534,498

	33,816,691	33,693,036
Accumulated depreciation	(17,906,571)	(15,426,916)

Property, plant & equipment, net	15,910,120	18,266,120